Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jan. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transactions [Abstract]
Interest-free short-term loan agreement with a company controlled by the Group's founder and director	¥ 425	$ 61	¥ 425	¥ 425	$ 61	¥ 425